SCHEDULE OF ACTIVITY IN THE DERIVATIVE LIABILITY ACCOUNT (Details) - M2i Global Inc [Member] - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2024
Derivative liability, balance
Initial recognition of derivative liability, balance	$ 641,447
Change in fair value	(260,008)	(381,439)
Derivative liability, balance	$ 381,439	$ 381,439